Expected credit loss measurement - Credit impaired financial instruments at amortized cost (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Foreclosed Property [Line Items]
Foreclosed Assets	$ 60	$ 61
UBS AG
Disclosure Of Foreclosed Property [Line Items]
Foreclosed Assets	$ 60	$ 61